JPMorgan SmartRetirement® Blend Income Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 42.9%
Fixed Income — 19.5%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	22,613	163,942
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,240	27,437
JPMorgan High Yield Fund Class R6 Shares (a)	16,678	108,238
Total Fixed Income		299,617
International Equity — 1.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,317	28,818
U.S. Equity — 21.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,373	329,954
Total Investment Companies (Cost $462,883)		658,389
Exchange-Traded Funds — 22.2%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	125	11,923
Fixed Income — 4.9%
JPMorgan Inflation Managed Bond ETF (a)	1,574	76,150
International Equity — 12.1%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a) (b)	442	29,069
JPMorgan BetaBuilders International Equity ETF (a)	2,137	156,291
Total International Equity		185,360
U.S. Equity — 4.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	405	43,862
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	323	24,285
Total U.S. Equity		68,147
Total Exchange-Traded Funds (Cost $254,841)		341,580
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 9.5%
U.S. Treasury Bonds
1.13%, 8/15/2040	6,836	4,262
3.25%, 5/15/2042	845	696
3.13%, 2/15/2043	3,425	2,742
3.88%, 2/15/2043	4,045	3,594
3.88%, 5/15/2043	3,205	2,841
3.63%, 8/15/2043	1,605	1,371
4.13%, 8/15/2044	4,910	4,455
1.38%, 8/15/2050	12,247	5,989
2.25%, 2/15/2052	2,609	1,572
3.00%, 8/15/2052	3,909	2,779
3.63%, 2/15/2053	3,125	2,508
4.25%, 8/15/2054	1,750	1,567
4.50%, 11/15/2054	290	271

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
4.25%, 11/30/2026 (c)	915	918
3.13%, 8/31/2027	1,445	1,431
3.88%, 12/31/2027	405	405
3.63%, 3/31/2028	1,715	1,709
1.13%, 8/31/2028	10,204	9,574
4.25%, 1/31/2030	5,047	5,111
3.63%, 3/31/2030	3,930	3,889
1.63%, 5/15/2031	4,910	4,379
4.13%, 2/29/2032	16,460	16,521
3.88%, 8/31/2032	1,645	1,624
3.88%, 8/15/2033	2,830	2,778
4.50%, 11/15/2033	3,485	3,557
4.00%, 2/15/2034	3,624	3,575
3.88%, 8/15/2034	5,687	5,542
4.25%, 11/15/2034	21,160	21,154
4.63%, 2/15/2035	12,745	13,077
U.S. Treasury STRIPS Bonds
1.21%, 5/15/2027 (d)	1,035	993
4.29%, 11/15/2033 (d)	860	624
4.08%, 8/15/2034 (d)	590	412
4.11%, 11/15/2034 (d)	522	360
4.29%, 2/15/2035 (d)	999	680
4.30%, 8/15/2035 (d)	2,536	1,684
4.28%, 2/15/2036 (d)	617	399
4.37%, 5/15/2036 (d)	857	547
4.46%, 8/15/2036 (d)	2,058	1,294
4.47%, 11/15/2036 (d)	1,245	772
4.49%, 2/15/2037 (d)	1,292	790
4.49%, 5/15/2037 (d)	4,057	2,448
4.36%, 8/15/2037 (d)	432	257
4.37%, 11/15/2037 (d)	287	168
4.77%, 8/15/2040 (d)	8,331	4,134
4.96%, 2/15/2042 (d)	199	90
Total U.S. Treasury Obligations (Cost $150,685)		145,543
Corporate Bonds — 8.4%
Aerospace & Defense — 0.3%
Boeing Co. (The)
2.70%, 2/1/2027	1,668	1,644
3.45%, 11/1/2028	155	151
6.53%, 5/1/2034	165	180
Honeywell Aerospace, Inc. 4.95%, 3/16/2036 (e)	400	397
L3Harris Technologies, Inc.
5.25%, 6/1/2031	200	205
5.40%, 7/31/2033	186	191
Leidos, Inc. 5.00%, 3/15/2036	175	169

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
Northrop Grumman Corp.
5.15%, 5/1/2040	286	279
3.85%, 4/15/2045	289	227
RTX Corp.
5.15%, 2/27/2033	138	141
3.75%, 11/1/2046	130	99
		3,683
Automobiles — 0.0% ^
Hyundai Capital America 5.65%, 6/26/2026 (e)	340	341
Banks — 2.5%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (e) (f)	200	202
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (e) (f)	200	209
(SOFR + 1.65%), 5.32%, 5/15/2031 (e) (f)	390	397
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (e) (f)	250	258
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.13%, 3/3/2036	400	389
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (f)	400	395
5.59%, 8/8/2028	200	205
5.13%, 11/6/2035	200	195
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (f)	80	79
(SOFR + 1.33%), 2.97%, 2/4/2033 (f)	500	453
(SOFR + 1.84%), 5.87%, 9/15/2034 (f)	260	272
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	470	479
(SOFR + 1.13%), 5.05%, 2/6/2037 (f)	1,010	997
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (e) (f)	400	395
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	44	45
(SOFR + 1.05%), 4.81%, 2/2/2034 (f)	310	306
Banque Federative du Credit Mutuel SA (France)
5.54%, 1/22/2030 (e)	400	411
4.54%, 1/15/2031 (e)	200	197
Barclays plc (United Kingdom)
(SOFR + 2.98%), 6.22%, 5/9/2034 (f)	400	419
(SOFR + 1.59%), 5.79%, 2/25/2036 (f)	400	404
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (e) (f)	870	883
(SOFR + 1.59%), 5.50%, 5/20/2030 (e) (f)	800	819
(SOFR + 1.28%), 5.28%, 11/19/2030 (e) (f)	400	406
(SOFR + 1.62%), 5.79%, 1/13/2033 (e) (f)	400	413
BPCE SA (France)
(SOFR + 1.58%), 5.39%, 5/28/2031 (e) (f)	700	709
(SOFR + 1.27%), 4.76%, 1/13/2032 (e) (f)	250	247
(SOFR + 1.85%), 5.94%, 5/30/2035 (e) (f)	500	511

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.04%), 6.29%, 1/14/2036 (e) (f)	250	262
(SOFR + 1.96%), 6.03%, 5/28/2036 (e) (f)	545	557
CaixaBank SA (Spain)
(SOFR + 2.77%), 6.84%, 9/13/2034 (e) (f)	605	659
(SOFR + 1.79%), 5.58%, 7/3/2036 (e) (f)	395	397
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	170	174
(SOFR + 1.34%), 4.63%, 9/11/2030 (f)	210	210
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (f)	125	124
(SOFR + 1.36%), 5.17%, 2/13/2030 (f)	780	792
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	340	339
(SOFR + 1.17%), 4.50%, 9/11/2031 (f)	280	277
(SOFR + 1.49%), 5.17%, 9/11/2036 (f)	220	218
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (e) (f)	380	384
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (e) (f)	500	505
(SOFR + 1.36%), 4.82%, 9/25/2033 (e) (f)	390	382
(SOFR + 1.43%), 5.26%, 1/12/2037 (e) (f)	370	362
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (e) (f)	400	399
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (e) (f)	400	403
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.38%, 11/4/2031 (e) (f)	500	493
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (f)	369	380
(SOFR + 1.24%), 5.14%, 1/29/2037 (f)	135	132
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	1,245	1,200
(SOFR + 1.29%), 5.29%, 11/19/2030 (f)	500	509
(SOFR + 1.21%), 4.68%, 3/10/2032 (f)	480	474
(SOFR + 1.43%), 5.13%, 11/6/2036 (f)	325	318
(SOFR + 1.55%), 5.28%, 3/10/2037 (f)	475	466
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (f)	160	162
ING Groep NV (Netherlands)
Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (f)	240	239
(SOFRINDX + 1.61%), 5.42%, 3/23/2037 (f)	200	199
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (e) (f)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (e) (f)	420	413
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (f)	785	793
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (f)	400	399
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (f)	370	357
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (f)	360	364
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (f)	270	268

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (f)	345	343
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (f)	450	460
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (f)	335	334
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (f)	565	567
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (f)	200	201
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (f)	315	313
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (e)	535	549
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (f)	220	219
(SOFR + 1.93%), 5.07%, 1/24/2034 (f)	234	234
(SOFR + 1.42%), 5.37%, 7/21/2036 (f)	340	341
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (f)	330	331
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (f)	240	248
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (f)	400	398
(SOFR + 2.60%), 6.53%, 1/10/2029 (f)	300	310
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (f)	200	206
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (e)	225	224
Societe Generale SA (France)
5.25%, 2/19/2027 (e)	400	402
(SOFR + 1.65%), 5.51%, 5/22/2031 (e) (f)	240	245
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (e) (f)	660	592
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (e) (f)	414	428
(SOFR + 1.60%), 5.40%, 4/10/2037 (e) (f)	600	580
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (e) (f)	200	194
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	235	244
5.24%, 4/15/2030	200	204
5.42%, 7/9/2031	550	563
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	230	236
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (f)	65	65
(SOFR + 2.45%), 7.16%, 10/30/2029 (f)	194	206
(SOFR + 1.31%), 5.07%, 5/20/2031 (f)	695	703
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	45	45
(SOFR + 1.40%), 4.96%, 10/23/2036 (f)	325	315
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (e) (f)	200	199
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (f)	280	284
Wells Fargo & Co.
4.30%, 7/22/2027	580	579
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	85	87
(SOFR + 1.79%), 6.30%, 10/23/2029 (f)	165	172
(SOFR + 1.50%), 5.20%, 1/23/2030 (f)	155	157
(SOFR + 2.10%), 4.90%, 7/25/2033 (f)	84	84

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.02%), 5.39%, 4/24/2034 (f)	101	103
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	90	92
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	800	814
(SOFR + 1.74%), 5.61%, 4/23/2036 (f)	288	295
(SOFR + 1.10%), 4.96%, 1/23/2037 (f)	170	166
(SOFR + 2.53%), 3.07%, 4/30/2041 (f)	53	40
(SOFR + 2.13%), 4.61%, 4/25/2053 (f)	310	257
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (e)	200	204
		38,339
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	310	253
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (e)	105	105
5.70%, 3/26/2036 (e)	82	81
		439
Biotechnology — 0.2%
AbbVie, Inc.
5.05%, 3/15/2034	20	20
4.75%, 3/15/2036	115	113
4.05%, 11/21/2039	600	527
4.25%, 11/21/2049	255	207
5.55%, 3/15/2056	165	161
Amgen, Inc.
4.85%, 2/19/2036	40	39
3.15%, 2/21/2040	550	428
5.65%, 3/2/2053	635	615
Biogen, Inc. 5.75%, 5/15/2035	195	202
Gilead Sciences, Inc. 2.60%, 10/1/2040	367	265
		2,577
Broadline Retail — 0.1%
Amazon.com, Inc.
4.88%, 3/13/2036	352	349
3.95%, 4/13/2052	190	145
5.80%, 3/13/2056	180	180
		674
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	210	187
Capital Markets — 0.7%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (f)	170	186
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	414	275
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (f)	494	487
(SOFR + 1.21%), 5.37%, 1/10/2029 (f)	490	496
5.41%, 5/10/2029	300	308
(SOFR + 1.30%), 4.95%, 8/4/2031 (f)	205	204

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.10%), 4.47%, 12/10/2031 (f)	150	147
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (f)	627	617
(SOFR + 1.77%), 6.48%, 10/24/2029 (f)	230	241
(SOFR + 1.21%), 5.05%, 7/23/2030 (f)	550	557
(SOFR + 1.14%), 4.69%, 10/23/2030 (f)	190	190
(SOFR + 1.58%), 5.22%, 4/23/2031 (f)	48	49
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	1,150	1,154
(SOFR + 1.33%), 4.94%, 10/21/2036 (f)	415	402
(SOFR + 1.19%), 5.07%, 1/21/2037 (f)	410	401
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (e) (f)	300	268
Morgan Stanley
(SOFR + 1.22%), 5.04%, 7/19/2030 (f)	215	217
(SOFR + 1.20%), 4.71%, 3/12/2032 (f)	365	363
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	380	336
(SOFR + 1.88%), 5.42%, 7/21/2034 (f)	125	127
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	79	80
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	295	296
(SOFR + 1.18%), 5.07%, 1/30/2037 (f)	500	490
(SOFR + 1.78%), 5.90%, 3/13/2047 (f)	500	498
Nasdaq, Inc. 5.55%, 2/15/2034	31	32
Nomura Holdings, Inc. (Japan) 6.07%, 7/12/2028	200	206
State Street Corp. (SOFR + 1.22%), 4.78%, 10/23/2036 (f)	145	141
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (e) (f)	265	260
(SOFR + 1.29%), 4.84%, 11/6/2033 (e) (f)	560	551
(SOFR + 1.34%), 5.01%, 3/23/2037 (e) (f)	505	488
(SOFR + 1.34%), 5.20%, 8/10/2037 (e) (f)	200	195
		10,262
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	788	776
5.42%, 11/15/2048	55	51
EIDP, Inc. 5.13%, 5/15/2032	375	381
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (e)	310	276
		1,484
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (e)	520	542
5.04%, 3/25/2030 (e)	80	80
		622
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	250	247

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	450	445
6.10%, 1/15/2027	150	152
5.10%, 1/19/2029	300	304
3.30%, 1/30/2032	300	272
4.75%, 1/15/2033	150	146
5.00%, 11/15/2035	150	145
Aircastle Ltd.
5.25%, 3/15/2030 (e)	150	151
5.00%, 9/15/2030 (e)	155	155
5.75%, 10/1/2031 (e)	150	154
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (f)	135	135
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (f)	230	234
(SOFR + 1.24%), 4.80%, 10/24/2036 (f)	175	169
Avolon Holdings Funding Ltd. (Ireland)
4.25%, 4/15/2026 (e)	30	30
4.38%, 5/1/2026 (e)	249	249
2.53%, 11/18/2027 (e)	350	338
4.95%, 1/15/2028 (e)	316	317
5.75%, 3/1/2029 (e)	70	72
4.20%, 4/15/2029 (e)	145	143
5.15%, 1/15/2030 (e)	250	251
4.90%, 10/10/2030 (e)	105	104
4.70%, 1/30/2031 (e)	175	171
4.95%, 10/15/2032 (e)	64	62
4.85%, 4/1/2033 (e)	248	238
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (f)	170	174
(SOFR + 1.27%), 2.62%, 11/2/2032 (f)	260	228
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (e)	102	102
5.15%, 3/17/2030 (e)	29	29
		4,970
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	110	109
5.50%, 9/15/2054	80	74
		183
Containers & Packaging — 0.0% ^
Amcor Flexibles North America, Inc. 5.13%, 3/12/2036	285	277
Graphic Packaging International LLC 1.51%, 4/15/2026 (e)	297	297
		574
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	85

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	395	391
4.70%, 3/15/2033	45	44
Safehold GL Holdings LLC 2.85%, 1/15/2032	445	399
WP Carey, Inc.
2.40%, 2/1/2031	219	196
2.25%, 4/1/2033	10	8
		1,038
Diversified Telecommunication Services — 0.2%
AT&T, Inc.
5.40%, 2/15/2034	50	51
5.13%, 4/30/2036	180	178
3.50%, 6/1/2041	745	578
3.55%, 9/15/2055	152	99
Comcast Corp.
5.17%, 1/15/2037 (e)	412	401
3.25%, 11/1/2039	481	371
2.80%, 1/15/2051	376	215
5.35%, 5/15/2053	630	557
Orange SA (France) 5.00%, 1/13/2036 (e)	510	501
Verizon Communications, Inc. 5.05%, 5/9/2033	145	147
		3,098
Electric Utilities — 1.0%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	110	103
5.65%, 6/1/2054	60	58
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	697	709
DTE Electric Co. Series B, 3.25%, 4/1/2051	400	270
Duke Energy Corp.
6.10%, 9/15/2053	210	211
5.70%, 9/15/2055	180	170
Duke Energy Florida LLC 5.95%, 11/15/2052	82	83
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	140	94
Edison International
5.75%, 6/15/2027	265	267
5.25%, 11/15/2028	500	504
5.45%, 6/15/2029	385	388
Electricite de France SA (France) 5.95%, 4/22/2034 (e)	200	209
Emera US Finance LP (Canada) 4.75%, 6/15/2046	289	238
ENEL Finance International NV (Italy) 5.00%, 9/30/2035 (e)	235	228
Entergy Arkansas LLC 2.65%, 6/15/2051	108	63
Entergy Louisiana LLC
4.00%, 3/15/2033	217	206
2.90%, 3/15/2051	80	49
Entergy Mississippi LLC 5.00%, 9/1/2033	130	131

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Evergy Metro, Inc.
4.95%, 4/15/2033	114	115
5.40%, 4/1/2034	266	273
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	476	486
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (e)	95	96
Evergy, Inc. 2.90%, 9/15/2029	303	287
Eversource Energy 3.38%, 3/1/2032	85	78
Fells Point Funding Trust 3.05%, 1/31/2027 (e)	810	801
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (e)	259	215
Fortis, Inc. (Canada) 3.06%, 10/4/2026	75	74
Interstate Power and Light Co.
4.95%, 9/30/2034	50	49
5.45%, 9/30/2054	55	51
ITC Holdings Corp.
2.95%, 5/14/2030 (e)	179	167
5.40%, 6/1/2033 (e)	430	437
5.50%, 4/15/2036 (e) (g)	20	20
Jersey Central Power & Light Co. 5.10%, 1/15/2035	80	80
Massachusetts Electric Co. 4.00%, 8/15/2046 (e)	132	101
MidAmerican Energy Co. 5.85%, 9/15/2054	50	50
Monongahela Power Co. 5.85%, 2/15/2034 (e)	40	42
Nevada Power Co. 6.00%, 3/15/2054	40	40
New England Power Co. 2.81%, 10/6/2050 (e)	364	218
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	360	338
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (e)	20	20
Northern States Power Co. 5.10%, 5/15/2053	130	118
NRG Energy, Inc. 2.45%, 12/2/2027 (e)	470	453
Ohio Power Co. 5.00%, 6/1/2033	95	94
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	96	92
Pacific Gas and Electric Co.
6.15%, 1/15/2033	200	209
6.40%, 6/15/2033	208	221
5.80%, 5/15/2034	390	400
6.00%, 8/15/2035	620	641
3.75%, 8/15/2042 (h)	112	84
4.30%, 3/15/2045	90	70
6.75%, 1/15/2053	45	47
5.90%, 10/1/2054	50	47
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,085	2,047
Series A-3, 5.54%, 7/15/2047	230	227
Series A-3, 5.53%, 6/1/2049	290	285
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	130
Series A-5, 5.10%, 6/1/2052	125	115
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	190	198
PPL Capital Funding, Inc. 5.25%, 9/1/2034	145	146

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Public Service Co. of Oklahoma
5.25%, 1/15/2033	80	81
5.20%, 1/15/2035	60	60
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	154	148
5.34%, 3/15/2045	195	194
Sierra Pacific Power Co. 5.90%, 3/15/2054	70	69
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	138	139
Southern California Edison Co.
5.45%, 6/1/2031	150	153
Series C, 4.13%, 3/1/2048	175	131
5.88%, 12/1/2053	106	100
5.90%, 3/1/2055	90	86
Southern Co. (The) 5.20%, 6/15/2033	163	165
Union Electric Co.
5.20%, 4/1/2034	130	132
3.90%, 4/1/2052	192	144
Vistra Operations Co. LLC
6.00%, 4/15/2034 (e)	77	79
5.70%, 12/30/2034 (e)	85	86
5.35%, 1/31/2036 (e)	155	152
		15,562
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	270	254
Energy Equipment & Services — 0.0% ^
Baker Hughes Holdings LLC 5.00%, 6/15/2036	250	245
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	124	123
Financial Services — 0.2%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	112
Fidelity National Information Services, Inc. 4.80%, 3/10/2031	172	171
Fiserv, Inc. 5.15%, 8/12/2034	360	350
Global Payments, Inc.
3.20%, 8/15/2029	436	411
5.30%, 8/15/2029	42	42
5.40%, 3/15/2033	43	42
5.55%, 11/15/2035	575	554
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (e)	516	524
		2,206
Food Products — 0.2%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	138	126
4.65%, 9/17/2034	250	242
5.15%, 8/4/2035	195	194

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
JBS NV
3.75%, 12/1/2031	225	210
6.75%, 3/15/2034	233	256
5.95%, 4/20/2035	90	94
5.50%, 1/15/2036	360	360
6.50%, 12/1/2052	25	25
6.38%, 4/15/2066	410	402
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	212
4.38%, 6/1/2046	133	104
4.88%, 10/1/2049	150	123
Mars, Inc.
5.00%, 3/1/2032 (e)	200	202
5.65%, 5/1/2045 (e)	375	370
Tyson Foods, Inc. 5.70%, 3/15/2034	160	166
		3,086
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	260	160
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	176	156
Southern California Gas Co. 6.35%, 11/15/2052	125	132
		448
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	215	187
CSX Corp. 3.80%, 11/1/2046	284	217
ERAC USA Finance LLC 5.20%, 10/30/2034 (e)	70	71
Norfolk Southern Corp. 3.05%, 5/15/2050	277	178
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (e)	600	599
Uber Technologies, Inc. 4.80%, 9/15/2034	130	127
		1,379
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	90	84
Solventum Corp. 5.60%, 3/23/2034	283	290
		374
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	50	46
Banner Health 1.90%, 1/1/2031	346	308
Cencora, Inc.
5.13%, 2/15/2034	620	625
4.25%, 3/1/2045	300	249
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	185	114
Cigna Group (The)
5.13%, 5/15/2031	500	510
3.20%, 3/15/2040	446	346
CommonSpirit Health
2.78%, 10/1/2030	215	198

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.91%, 10/1/2050	90	66
HCA, Inc.
3.63%, 3/15/2032	89	83
5.60%, 4/1/2034	150	153
5.45%, 9/15/2034	225	227
5.75%, 3/1/2035	211	217
4.90%, 11/15/2035	130	126
5.50%, 6/15/2047	150	137
3.50%, 7/15/2051	135	89
5.95%, 9/15/2054	100	96
6.10%, 4/1/2064	285	275
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	200	144
MyMichigan Health Series 2020, 3.41%, 6/1/2050	55	38
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	190	125
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	250	155
UnitedHealth Group, Inc.
5.70%, 10/15/2040	300	303
5.88%, 2/15/2053	105	103
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	460	289
		5,022
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	145	128
Healthpeak OP LLC 2.13%, 12/1/2028	121	114
		242
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	291	196
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	260	261
Constellation Energy Generation LLC 5.80%, 3/1/2033	39	41
Southern Power Co. 5.15%, 9/15/2041	320	301
		603
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (e)	120	119
Prologis LP 5.25%, 3/15/2054	284	265
		384
Insurance — 0.2%
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	140
CNO Global Funding 5.88%, 6/4/2027 (e)	250	253
Corebridge Global Funding 4.90%, 8/21/2032 (e)	80	79
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (e)	421	267
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	240	241
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (e)	100	101
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (e)	400	458
New York Life Insurance Co. 3.75%, 5/15/2050 (e)	596	432
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (e)	470	481

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Principal Financial Group, Inc. 4.11%, 2/15/2028 (e)	100	99
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (e)	40	32
3.30%, 5/15/2050 (e)	562	375
		2,958
Interactive Media & Services — 0.1%
Alphabet, Inc.
5.50%, 2/15/2046	175	174
5.65%, 2/15/2056	255	254
5.75%, 2/15/2066	160	159
Meta Platforms, Inc.
4.88%, 11/15/2035	400	392
5.50%, 11/15/2045	390	369
5.60%, 5/15/2053	220	205
5.40%, 8/15/2054	165	149
5.63%, 11/15/2055	160	150
		1,852
IT Services — 0.0% ^
Accenture Capital, Inc. 4.50%, 10/4/2034	50	48
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 4.90%, 2/12/2036	300	298
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	215	163
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	54	48
3.50%, 6/1/2041	50	35
3.50%, 3/1/2042	30	21
3.70%, 4/1/2051	577	357
Time Warner Cable LLC 5.88%, 11/15/2040	175	159
		620
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (e)	410	422
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (e)	100	102
2.50%, 9/1/2030 (e)	473	430
5.63%, 4/4/2034 (e)	190	194
		1,148
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	262	158
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	46
Consumers Energy Co. 3.25%, 8/15/2046	34	24
DTE Energy Co.
4.88%, 6/1/2028	100	101

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
5.10%, 3/1/2029	200	203
Engie SA (France) 5.63%, 4/10/2034 (e)	245	250
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	70	71
Puget Energy, Inc. 5.73%, 3/15/2035	110	111
San Diego Gas & Electric Co. Series EEEE, 5.95%, 3/15/2056	90	90
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	50	52
Series B, 5.10%, 9/15/2035	105	103
		1,209
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	338	306
Oil, Gas & Consumable Fuels — 0.5%
Aker BP ASA (Norway) 5.13%, 10/1/2034 (e)	150	147
BP Capital Markets America, Inc. 2.77%, 11/10/2050	264	162
Cheniere Energy Partners LP 5.55%, 10/30/2035	125	127
Cheniere Energy, Inc. 5.65%, 4/15/2034	130	134
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (e)	87	88
5.68%, 1/15/2034 (e)	131	134
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (e)	445	451
5.96%, 2/15/2055 (e)	305	297
ConocoPhillips Co. 5.50%, 1/15/2055	220	210
Coterra Energy, Inc.
3.90%, 5/15/2027	190	189
5.40%, 2/15/2035	220	221
Devon Energy Corp. 5.75%, 9/15/2054	80	75
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	120	122
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	62
5.63%, 4/5/2034	330	340
5.45%, 3/27/2036	120	121
Energy Transfer LP
5.25%, 7/1/2029	150	153
5.00%, 5/15/2044 (h)	630	548
Enterprise Products Operating LLC
4.95%, 2/15/2035	180	179
4.45%, 2/15/2043	100	86
Exxon Mobil Corp. 3.00%, 8/16/2039	858	682
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (e)	173	140
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (e)	389	382
Kinder Morgan, Inc. 7.80%, 8/1/2031	330	377
MPLX LP 4.50%, 4/15/2038	141	127
NGPL PipeCo LLC 3.25%, 7/15/2031 (e)	235	216
Northern Natural Gas Co. 5.63%, 2/1/2054 (e)	40	38
ONEOK, Inc. 4.75%, 10/15/2031	415	411

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co. 2.15%, 1/15/2031	155	140
Shell Finance US, Inc. 3.13%, 11/7/2049 (e)	291	193
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	75	75
5.03%, 10/1/2029	80	81
Targa Resources Corp. 4.90%, 9/15/2030	372	375
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	569	424
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	450	468
Western Midstream Operating LP 5.25%, 2/1/2050 (h)	120	101
		8,076
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	199	190
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	250	191
Kenvue, Inc. 5.20%, 3/22/2063	80	72
		263
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	65	73
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	315	281
4.25%, 10/26/2049	195	157
3.70%, 3/15/2052	130	94
5.55%, 2/22/2054	20	19
Eli Lilly & Co. 5.00%, 2/9/2054	440	401
Merck & Co., Inc.
2.35%, 6/24/2040	133	94
4.00%, 3/7/2049	20	16
2.90%, 12/10/2061	15	8
Novartis Capital Corp. 5.70%, 3/18/2056	80	80
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	320	291
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	600	394
Zoetis, Inc. 5.60%, 11/16/2032	170	178
		2,086
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	90	91
UDR, Inc. 2.10%, 8/1/2032	547	463
		554
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	210	202
2.50%, 8/16/2031	120	107

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
NNN REIT, Inc.
5.60%, 10/15/2033	50	51
5.50%, 6/15/2034	130	132
		492
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc.
1.95%, 2/15/2028	210	201
5.15%, 11/15/2031	190	195
4.55%, 2/15/2032	216	214
4.80%, 2/15/2036	177	173
3.19%, 11/15/2036 (e)	146	122
Intel Corp.
3.73%, 12/8/2047	70	49
3.25%, 11/15/2049	230	145
5.70%, 2/10/2053	142	131
KLA Corp. 3.30%, 3/1/2050	414	282
Marvell Technology, Inc. 5.45%, 7/15/2035	883	897
Micron Technology, Inc. 5.30%, 1/15/2031	256	268
NXP BV (Netherlands)
5.00%, 1/15/2033	50	50
3.25%, 5/11/2041	400	294
		3,021
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	325	319
Oracle Corp.
4.80%, 9/26/2032	230	219
5.70%, 2/4/2036	220	211
3.80%, 11/15/2037	589	468
3.65%, 3/25/2041	650	463
6.55%, 2/4/2046	85	79
3.95%, 3/25/2051	85	54
6.70%, 2/4/2056	335	311
6.85%, 2/4/2066	185	170
Synopsys, Inc.
5.00%, 4/1/2032	300	303
5.70%, 4/1/2055	230	220
VMware LLC
1.40%, 8/15/2026	154	152
4.70%, 5/15/2030	143	144
		3,113
Specialized REITs — 0.1%
American Tower Corp.
5.20%, 2/15/2029	180	183

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
1.88%, 10/15/2030	1,349	1,190
Crown Castle, Inc. 5.80%, 3/1/2034	115	118
		1,491
Specialty Retail — 0.0% ^
AutoZone, Inc. 5.40%, 7/15/2034	200	203
Home Depot, Inc. (The) 3.63%, 4/15/2052	170	121
		324
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	160	122
2.70%, 8/5/2051	120	74
Dell International LLC 5.30%, 4/1/2032	510	518
		714
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	145	127
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	315	286
		413
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (e)	180	181
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	200	190
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	250	227
3.40%, 10/15/2052	350	229
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	250	237
		693
Total Corporate Bonds (Cost $136,440)		129,330
Mortgage-Backed Securities — 6.9%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,075	1,014
Pool # WA1626, 3.45%, 8/1/2032	1,032	980
Pool # WN3225, 3.80%, 10/1/2034	690	652
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	560	528
Pool # QA5290, 2.50%, 12/1/2049	455	387
Pool # QA9530, 2.50%, 5/1/2050	148	127
Pool # QB2668, 2.50%, 8/1/2050	220	189
Pool # QB4026, 2.50%, 10/1/2050	1,498	1,288
Pool # QB4045, 2.50%, 10/1/2050	278	239
Pool # QB4484, 2.50%, 10/1/2050	691	595
Pool # QB4542, 2.50%, 10/1/2050	543	468
Pool # QB8503, 2.50%, 2/1/2051	841	714

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SD4767, 2.50%, 2/1/2051	905	775
Pool # QC9443, 2.50%, 10/1/2051	497	426
Pool # RA6132, 2.50%, 10/1/2051	488	413
Pool # SD0781, 3.00%, 11/1/2051	1,186	1,048
Pool # QD5778, 3.00%, 1/1/2052	236	209
Pool # QD7596, 2.50%, 2/1/2052	665	569
Pool # RA6808, 3.00%, 2/1/2052	303	268
Pool # SD3952, 2.50%, 3/1/2052	974	835
Pool # QE1637, 4.00%, 5/1/2052	229	218
Pool # QE1832, 4.50%, 5/1/2052	315	309
Pool # SD4119, 3.00%, 8/1/2052	251	224
Pool # QH9845, 6.00%, 2/1/2054	727	751
Pool # SD7018, 4.50%, 3/1/2054	1,205	1,174
Pool # QJ5547, 5.50%, 9/1/2054	638	647
FNMA UMBS, 30 Year
Pool # CB3874, 3.00%, 6/1/2047	768	683
Pool # CA2826, 5.50%, 12/1/2048	790	811
Pool # BK2113, 2.50%, 3/1/2050	143	122
Pool # CA5658, 2.50%, 5/1/2050	45	38
Pool # FM3118, 3.00%, 5/1/2050	405	364
Pool # BP8608, 2.50%, 6/1/2050	95	81
Pool # BP9250, 2.50%, 7/1/2050	982	842
Pool # CA6635, 2.50%, 8/1/2050	149	128
Pool # FP0059, 2.50%, 8/1/2050	316	267
Pool # BQ2894, 3.00%, 9/1/2050	763	681
Pool # BQ3996, 2.50%, 10/1/2050	613	528
Pool # BQ5243, 3.50%, 10/1/2050	261	242
Pool # BP7667, 2.50%, 12/1/2050	232	198
Pool # CA8637, 4.00%, 1/1/2051	1,685	1,615
Pool # CB0189, 3.00%, 4/1/2051	211	188
Pool # CB0458, 2.50%, 5/1/2051	375	318
Pool # FS7655, 2.50%, 5/1/2051	903	767
Pool # FM7531, 3.00%, 5/1/2051	438	388
Pool # FM7916, 2.50%, 6/1/2051	317	272
Pool # FM7957, 2.50%, 7/1/2051	2,011	1,726
Pool # CB1301, 2.50%, 8/1/2051	526	452
Pool # FM8247, 2.50%, 8/1/2051	282	242
Pool # FS4624, 2.50%, 11/1/2051	112	95
Pool # FS2559, 3.00%, 12/1/2051	934	828
Pool # CB2635, 2.50%, 1/1/2052	950	809
Pool # BV4831, 3.00%, 2/1/2052	415	365
Pool # FS7749, 3.00%, 2/1/2052	381	339
Pool # BV0295, 3.50%, 2/1/2052	845	788
Pool # BV4924, 3.00%, 4/1/2052	661	586
Pool # FS4476, 3.00%, 5/1/2052	822	724
Pool # CB3608, 3.50%, 5/1/2052	668	615
Pool # BV6743, 4.50%, 5/1/2052	291	281
Pool # BV9515, 6.00%, 6/1/2052	332	344

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BY4714, 5.00%, 6/1/2053	830	821
Pool # DA7753, 5.50%, 1/1/2054	124	127
Pool # CB8334, 5.50%, 4/1/2054	506	510
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	567	571
Pool # AM3010, 5.07%, 3/1/2028	190	193
Pool # BL8639, 1.09%, 4/1/2028	227	213
Pool # BS3939, 1.58%, 11/1/2028	728	684
Pool # AM5319, 4.34%, 1/1/2029	517	520
Pool # BS8149, 4.97%, 9/1/2029	300	306
Pool # BS4290, 1.95%, 10/1/2029	600	554
Pool # BS0448, 1.27%, 12/1/2029	1,228	1,103
Pool # AN7593, 2.99%, 12/1/2029	360	345
Pool # BL9252, 1.37%, 3/1/2030	140	126
Pool # AN8285, 3.11%, 3/1/2030	372	358
Pool # AM8544, 3.08%, 4/1/2030	160	154
Pool # BL9251, 1.45%, 10/1/2030	981	873
Pool # BL4885, 2.55%, 10/1/2030	154	144
Pool # BL9891, 1.37%, 12/1/2030	687	607
Pool # BS0025, 1.38%, 12/1/2030	521	463
Pool # BL9494, 1.46%, 12/1/2030	95	84
Pool # BL9652, 1.56%, 12/1/2030	910	814
Pool # BS7290, 5.64%, 2/1/2031	1,464	1,537
Pool # BS6203, 4.26%, 4/1/2031	193	192
Pool # BS8442, 4.74%, 4/1/2031	634	644
Pool # BS2915, 1.87%, 5/1/2031	79	70
Pool # BS6802, 4.93%, 6/1/2031	1,430	1,460
Pool # BS8688, 4.68%, 8/1/2031	290	293
Pool # BS8686, 4.68%, 11/1/2031	290	294
Pool # BS4563, 2.01%, 1/1/2032	95	84
Pool # BS5580, 3.68%, 1/1/2032	1,028	993
Pool # BM7037, 1.76%, 3/1/2032 (i)	447	389
Pool # BS4654, 2.39%, 3/1/2032	876	795
Pool # BL5680, 2.44%, 3/1/2032	417	377
Pool # AN5952, 3.01%, 7/1/2032	124	116
Pool # AN6149, 3.14%, 7/1/2032	1,750	1,633
Pool # BS5530, 3.30%, 7/1/2032	1,550	1,457
Pool # BS6345, 3.91%, 8/1/2032	165	160
Pool # BZ0884, 5.37%, 9/1/2032	469	490
Pool # BM3226, 3.45%, 10/1/2032 (i)	566	542
Pool # BS6822, 3.81%, 10/1/2032	900	872
Pool # BS6872, 4.41%, 10/1/2032	105	105
Pool # BS6926, 4.51%, 10/1/2032	144	145
Pool # BS6928, 4.55%, 10/1/2032	115	116
Pool # BS6915, 4.60%, 10/1/2032	343	345
Pool # BS6954, 4.93%, 10/1/2032	716	736
Pool # BM6491, 1.46%, 11/1/2032 (i)	1,325	1,114
Pool # BM6492, 1.51%, 11/1/2032 (i)	1,677	1,415

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6819, 4.12%, 11/1/2032	1,030	1,014
Pool # BS6985, 4.92%, 11/1/2032	600	616
Pool # BS7113, 4.90%, 12/1/2032	114	118
Pool # AN7923, 3.33%, 1/1/2033	755	709
Pool # BS8428, 4.41%, 1/1/2033	600	598
Pool # BS7398, 4.74%, 2/1/2033	285	289
Pool # BS5357, 3.41%, 3/1/2033	775	725
Pool # AN9067, 3.51%, 5/1/2033	415	394
Pool # BS8416, 4.56%, 5/1/2033	210	212
Pool # AN9752, 3.65%, 7/1/2033	609	582
Pool # BS5511, 3.45%, 8/1/2033	1,000	935
Pool # AN9753, 3.65%, 8/1/2033	446	423
Pool # BS5127, 3.15%, 9/1/2033	615	563
Pool # BS4197, 2.14%, 12/1/2033	239	206
Pool # BL1012, 4.03%, 12/1/2033	395	385
Pool # BL0900, 4.08%, 2/1/2034	255	249
Pool # BZ0430, 4.32%, 2/1/2034	220	218
Pool # AN0375, 3.76%, 12/1/2035	210	199
Pool # AN4430, 3.61%, 1/1/2037	607	583
Pool # BF0105, 4.00%, 6/1/2056	481	448
Pool # BF0107, 4.50%, 6/1/2056	368	355
Pool # BF0118, 4.50%, 6/1/2056	214	205
Pool # BF0125, 4.00%, 7/1/2056	417	395
Pool # BF0189, 3.00%, 6/1/2057	874	760
Pool # BF0219, 3.50%, 9/1/2057	963	876
Pool # BF0230, 5.50%, 1/1/2058	1,298	1,345
Pool # BF0263, 3.50%, 5/1/2058	258	235
Pool # BF0497, 3.00%, 7/1/2060	620	536
Pool # BF0537, 3.00%, 3/1/2061	876	757
Pool # BF0561, 3.00%, 9/1/2061	1,093	942
Pool # BF0578, 2.50%, 12/1/2061	2,535	2,084
Pool # BF0732, 2.50%, 6/1/2063	542	448
Pool # BF0733, 3.00%, 6/1/2063	499	430
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	930	853
Pool # BR3929, 3.50%, 10/20/2050	478	439
Pool # BW1726, 3.50%, 10/20/2050	617	566
Pool # BS8546, 2.50%, 12/20/2050	1,504	1,282
Pool # BR3928, 3.00%, 12/20/2050	799	726
Pool # BU7538, 3.00%, 12/20/2050	447	405
Pool # 785294, 3.50%, 1/20/2051	1,440	1,304
Pool # CA8452, 3.00%, 2/20/2051	2,062	1,856
Pool # CB1543, 3.00%, 2/20/2051	1,547	1,382
Pool # CA3588, 3.50%, 2/20/2051	1,700	1,560
Pool # CB1536, 3.50%, 2/20/2051	1,662	1,538
Pool # CB1542, 3.00%, 3/20/2051	1,025	915
Pool # CC0070, 3.00%, 3/20/2051	186	170
Pool # CC8726, 3.00%, 3/20/2051	318	285

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CC8738, 3.00%, 3/20/2051	340	304
Pool # CC8723, 3.50%, 3/20/2051	2,106	1,933
Pool # CC0088, 4.00%, 3/20/2051	86	81
Pool # CC0092, 4.00%, 3/20/2051	207	196
Pool # CC8727, 3.00%, 4/20/2051	503	449
Pool # CC8739, 3.00%, 4/20/2051	1,422	1,272
Pool # CC8740, 3.00%, 4/20/2051	1,112	994
Pool # CC8751, 3.00%, 4/20/2051	236	211
Pool # CA3563, 3.50%, 7/20/2051	964	895
Pool # CE2586, 3.50%, 7/20/2051	1,345	1,234
Pool # CK1527, 3.50%, 12/20/2051	970	895
Pool # CJ8184, 3.50%, 1/20/2052	1,026	942
Pool # CK2660, 3.00%, 2/20/2052	178	159
Pool # CK2716, 3.50%, 2/20/2052	749	678
Pool # CI8525, 5.00%, 2/20/2052	901	896
Pool # CK8295, 5.00%, 3/20/2052	422	418
Pool # CN3557, 4.50%, 5/20/2052	291	285
Pool # MA8148, 3.00%, 7/20/2052	21	19
Pool # CN3127, 5.00%, 8/20/2052	394	392
Pool # CO4960, 5.00%, 8/20/2052	568	565
Pool # CU6748, 6.00%, 9/20/2053	797	819
Pool # DA2721, 5.50%, 3/20/2054	103	105
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	164	163
Pool # CU1093, 5.50%, 6/20/2063	254	256
Pool # CV1712, 5.50%, 6/20/2063	114	114
Pool # CU1092, 6.00%, 6/20/2063	324	330
Pool # 785183, 2.94%, 10/20/2070 (i)	868	787
Total Mortgage-Backed Securities (Cost $112,443)		105,225
Asset-Backed Securities — 4.0%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (e)	140	131
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (e)	950	940
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	634	618
Series 2016-3, Class AA, 3.00%, 10/15/2028	441	427
Series 2017-2, Class A, 3.60%, 10/15/2029	297	283
Series 2021-1, Class B, 3.95%, 7/11/2030	702	670
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 5/13/2030 (e)	270	273
Series 2024-3, Class D, 6.04%, 7/12/2030 (e)	1,645	1,671
Series 2026-1, Class D, 5.10%, 1/12/2033 (e)	630	625
AMSR Trust
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (e) (h)	1,135	1,099
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (e) (h)	625	601
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (e)	215	205
Series 2025-SFR2, Class C, 4.28%, 11/17/2042 (e)	972	929
Aqua Finance Issuer Trust Series 2025-A, Class B, 5.56%, 12/19/2050 (e)	312	316

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (e)	224	216
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (e)	570	577
Series 2024-1A, Class A, 5.36%, 6/20/2030 (e)	480	491
Bridge Trust Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (e)	1,050	1,009
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,045	1,055
Series 2024-1, Class D, 6.03%, 11/15/2029	535	544
Series 2024-2, Class C, 6.07%, 2/15/2030	705	715
Series 2025-1, Class D, 5.64%, 11/15/2030	1,155	1,166
Series 2025-4, Class C, 4.80%, 8/15/2031	1,109	1,106
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (e)	265	262
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (e)	1,002	1,000
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (e)	115	113
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (e)	806	735
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (e) (i)	486	492
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (e)	460	462
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (e)	929	932
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (e)	525	527
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (e)	500	507
Series 2024-2A, Class C, 6.70%, 10/16/2034 (e)	1,195	1,233
Series 2024-3A, Class B, 4.85%, 11/15/2034 (e)	1,220	1,222
Series 2025-2A, Class B, 4.87%, 1/15/2036 (e)	1,375	1,377
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (e)	369	371
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (e)	106	99
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	468	450
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	120	121
Series 2025-2, Class D, 4.90%, 12/15/2032	1,120	1,114
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (e)	165	168
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (e)	172	165
Series 2021-A, Class C, 2.09%, 8/27/2035 (e)	43	41
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (e)	310	314
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	377	380
Series 2024-1A, Class D, 5.84%, 6/17/2030	480	487
Series 2025-4A, Class C, 4.57%, 6/16/2031	1,400	1,393
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,291	1,298
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (e)	160	161
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (e)	26	27
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (e)	1,200	1,184
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (e)	395	390
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (e) (i)	815	784

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (e)	404	419
Series 2024-2A, Class A, 4.60%, 3/15/2050 (e)	395	393
Series 2024-2A, Class B, 4.93%, 3/15/2050 (e)	83	83
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class C, 5.11%, 1/15/2031 (e)	1,100	1,108
Series 2025-4A, Class C, 4.74%, 8/15/2031 (e)	975	970
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (e) (i)	1,199	1,205
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (e)	294	299
Series 2024-A, Class C, 6.32%, 3/15/2043 (e)	353	358
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (e)	1,233	1,210
Series 2021-3, Class D, 3.00%, 1/17/2041 (e)	651	610
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (e)	189	191
Series 2024-2, Class B1, 5.44%, 10/20/2032 (e)	283	285
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (e)	340	328
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (e)	345	353
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (e)	1,249	1,235
Series 2024-AA, Class C, 6.00%, 9/22/2036 (e)	259	263
Series 2025-AA, Class A, 4.98%, 5/20/2038 (e)	843	849
MMAF Equipment Finance LLC Series 2020-A, Class A5, 1.56%, 10/9/2042 (e)	100	97
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (e)	336	320
Series 2024-1A, Class B, 5.51%, 2/20/2043 (e)	147	148
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (e)	1,159	1,135
Octane Receivables Trust
Series 2023-3A, Class B, 6.48%, 7/20/2029 (e)	185	187
Series 2024-2A, Class C, 5.90%, 7/20/2032 (e)	1,030	1,047
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (e)	350	338
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (e)	346	340
Series 2026-A, Class B, 5.06%, 1/9/2034 (e)	445	444
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (e)	820	773
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (e)	272	257
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (e) (i)	205	191
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (e) (i)	1,040	960
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (e)	240	230
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (e) (i)	110	103
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (e)	745	689
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (e)	1,798	1,720
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (e)	2,098	1,998
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (e)	345	348
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (e)	200	201

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Santander Drive Auto Receivables Trust
Series 2023-6, Class C, 6.40%, 3/17/2031	135	139
Series 2024-5, Class D, 5.14%, 2/17/2032	255	256
SCF Equipment Leasing LLC
Series 2024-1A, Class D, 6.58%, 6/21/2033 (e)	150	156
Series 2023-1A, Class C, 6.77%, 8/22/2033 (e)	560	578
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (e)	1,020	1,037
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C, 5.83%, 6/20/2041 (e)	48	48
Series 2024-1A, Class C, 5.94%, 1/20/2043 (e)	51	52
Series 2025-2A, Class C, 5.32%, 4/20/2044 (e)	163	163
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (e)	619	637
Series 2025-1A, Class A, 5.05%, 9/15/2045 (e)	565	567
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (e)	334	339
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 ‡ (e)	415	8
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (e)	179	178
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (e)	150	148
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	235	230
Series 2018-1, Class A, 3.70%, 3/1/2030	484	465
Series 2024-1, Class AA, 5.45%, 2/15/2037	500	509
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (e) (h)	32	32
Westgate Resorts LLC Series 2024-1A, Class C, 7.06%, 1/20/2038 (e)	284	287
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)	270	273
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	305	305
Total Asset-Backed Securities (Cost $61,766)		61,568
Collateralized Mortgage Obligations — 1.9%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (e) (h)	300	300
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.36%, 7/25/2043 (e) (i)	245	250
FARM Mortgage Trust Series 2024-2, Class A, 5.17%, 8/1/2054 (e) (i)	362	332
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class MA, 3.00%, 8/25/2056	108	102
Series 2018-1, Class MA, 3.00%, 5/25/2057	126	118
Series 2018-1, Class M60C, 3.50%, 5/25/2057	418	392
Series 2019-1, Class M55D, 4.00%, 7/25/2058	363	345
Series 2019-2, Class M55D, 4.00%, 8/25/2058	587	554
Series 2019-3, Class M55D, 4.00%, 10/25/2058	285	269
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,026	919
Series 2020-3, Class TTW, 3.00%, 5/25/2060	554	519
Series 2023-1, Class MT, 3.00%, 10/25/2062	352	296
Series 2024-2, Class MT, 3.50%, 5/25/2064	349	307
FHLMC, REMIC
Series 4646, Class BM, 4.00%, 12/15/2039	178	174
Series 4065, Class QB, 3.00%, 6/15/2042	240	227
Series 4257, Class DZ, 2.50%, 10/15/2043	1,384	1,219

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4672, Class QB, 3.50%, 4/15/2047	300	279
Series 5190, Class LM, 2.50%, 1/25/2048	740	678
Series 5147, Class PC, 1.50%, 10/25/2048	757	618
Series 4910, Class LZ, 3.00%, 9/25/2049	487	327
Series 5174, Class IG, IO, 3.00%, 1/25/2050	3,048	386
Series 4995, Class QE, 1.25%, 7/25/2050	1,201	931
Series 5052, Class KI, IO, 4.00%, 12/25/2050	3,043	616
Series 5171, Class NI, IO, 3.00%, 7/25/2051	2,929	375
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	307	320
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	106	107
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	260	254
Series 2018-56, Class VN, 3.50%, 5/25/2038	235	218
Series 2012-103, Class BA, 2.50%, 2/25/2042	94	91
Series 2018-52, Class PZ, 4.00%, 7/25/2048	138	129
Series 2019-54, Class KC, 2.50%, 9/25/2049	89	83
Series 2022-4, Class TA, 1.00%, 4/25/2051	250	204
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	3,120	675
Series 2025-18, Class MA, 0.50%, 9/25/2054	439	375
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	603	612
GNMA
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	2,192	233
Series 2021-73, Class ZY, 3.00%, 4/20/2051	536	302
Series 2022-105, Class SG, IF, IO, 2.38%, 6/20/2052 (i)	1,928	175
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,470	1,413
Series 2015-H11, Class FC, 4.33%, 5/20/2065 (i)	113	113
Series 2021-H14, Class YD, 7.01%, 6/20/2071 (i)	1,157	1,030
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (e) (h)	800	801
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (e) (h)	395	395
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (e) (h)	640	640
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (e) (h)	787	790
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (e) (h)	2,410	2,412
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (e) (h)	1,665	1,674
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (e) (h)	136	136
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (e) (h)	195	195
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	1,603	1,488
Series 2025-2, Class A1, 3.00%, 10/25/2035	1,376	1,281
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (e) (h)	400	401
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (e) (i)	1,915	1,723
Total Collateralized Mortgage Obligations (Cost $29,790)		28,803
Commercial Mortgage-Backed Securities — 0.8%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (e)	630	619
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.82%, 4/10/2033 (e) (i)	260	254
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	712	697

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K754, Class AM, 4.94%, 11/25/2030 (i)	215	220
Series K152, Class A2, 3.08%, 1/25/2031	155	147
Series K-1510, Class A2, 3.72%, 1/25/2031	350	342
Series KJ45, Class A2, 4.66%, 1/25/2031	1,220	1,233
Series K-150, Class A2, 3.71%, 9/25/2032 (i)	750	720
FNMA ACES
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (i)	1,480	1,309
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (i)	700	700
Series 2024-M2, Class A2, 3.75%, 8/25/2033	1,970	1,876
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (i)	1,266	73
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (e) (i)	645	626
Series 2016-K56, Class B, 3.93%, 6/25/2049 (e) (i)	495	493
Series 2017-K67, Class C, 3.95%, 9/25/2049 (e) (i)	330	325
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.66%, 11/25/2053 (e) (i)	616	633
Series 2024-01, Class M7, 6.41%, 7/25/2054 (e) (i)	135	137
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (e)	295	300
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (e)	1,085	965
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 4.99%, 7/15/2040 (e) (i)	395	404
Total Commercial Mortgage-Backed Securities (Cost $12,259)		12,073
Foreign Government Securities — 0.3%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (e)	1,075	1,078
Republic of Chile 2.55%, 1/27/2032	200	177
Republic of Panama 5.23%, 2/23/2034	219	212
Republic of Peru 2.78%, 12/1/2060	174	92
United Mexican States
5.85%, 7/2/2032	425	429
5.38%, 3/22/2033	957	935
5.63%, 2/9/2034	287	282
3.50%, 2/12/2034	597	508
6.00%, 5/7/2036	200	199
6.88%, 5/13/2037	400	419
Total Foreign Government Securities (Cost $4,534)		4,331
Municipal Bonds — 0.0% (j) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $175)	175	177
	SHARES (000)
Short-Term Investments — 3.2%
Investment Companies — 3.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (k) (Cost $49,542)	49,542	49,542

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (k) (Cost $7)	7	7
Total Short-Term Investments (Cost $49,549)		49,549
Total Investments — 100.1% (Cost $1,275,365)		1,536,568
Liabilities in Excess of Other Assets — (0.1)%		(1,653)
NET ASSETS — 100.0%		1,534,915

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $7.
(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	The rate shown is the effective yield as of March 31, 2026.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2026.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2026.

(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2026.

(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	The rate shown is the current yield as of March 31, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	65	06/18/2026	USD	7,216	(124)
U.S. Treasury 2 Year Note	253	06/30/2026	USD	52,496	(196)
U.S. Treasury 5 Year Note	188	06/30/2026	USD	20,339	(311)
					(631)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(77)	06/18/2026	USD	(8,736)	88
U.S. Treasury Long Bond	(48)	06/18/2026	USD	(5,454)	161
U.S. Treasury Ultra Bond	(33)	06/18/2026	USD	(3,837)	136
					385
					(246)

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$60,298	$1,270	$61,568
Collateralized Mortgage Obligations	—	28,803	—	28,803
Commercial Mortgage-Backed Securities	—	12,073	—	12,073
Corporate Bonds	—	129,330	—	129,330
Exchange-Traded Funds	341,580	—	—	341,580
Foreign Government Securities	—	4,331	—	4,331
Investment Companies	658,389	—	—	658,389
Mortgage-Backed Securities	—	105,225	—	105,225
Municipal Bonds	—	177	—	177
U.S. Treasury Obligations	—	145,543	—	145,543
Short-Term Investments
Investment Companies	49,542	—	—	49,542
Investment of Cash Collateral from Securities Loaned	7	—	—	7
Total Short-Term Investments	49,549	—	—	49,549
Total Investments in Securities	$1,049,518	$485,780	$1,270	$1,536,568
Appreciation in Other Financial Instruments
Futures Contracts	$385	$—	$—	$385
Depreciation in Other Financial Instruments
Futures Contracts	$(631)	$—	$—	$(631)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(246)	$—	$—	$(246)
There were no significant transfers into or out of level 3 for the period ended March 31, 2026.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a) (b)	$29,400	$3,073	$7,303	$1,766	$2,133	$29,069	442	$797	$705
JPMorgan BetaBuilders International Equity ETF (a)	158,947	16,988	33,409	9,037	4,728	156,291	2,137	4,158	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	12,749	665	2,075	188	396	11,923	125	287	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	44,468	2,695	8,241	2,451	2,489	43,862	405	453	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	24,631	1,009	4,647	790	2,502	24,285	323	236	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	163,432	35,946	35,718	(1,836)	2,118	163,942	22,613	6,180	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	28,643	1,380	3,358	138	634	27,437	4,240	1,381	—

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$29,230	$4,049	$9,450	$2,030	$2,959	$28,818	1,317	$1,089	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	337,290	21,728	46,599	15,592	1,943	329,954	3,373	2,893	549
JPMorgan High Yield Fund Class R6 Shares (a)	112,790	6,992	10,543	(27)	(974)	108,238	16,678	5,429	—
JPMorgan Inflation Managed Bond ETF (a)	79,597	2,118	5,768	(36)	239	76,150	1,574	2,071	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (c)	—	4,779	4,772	—	—	7	7	7	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c)	79,442	215,376	245,276	—	—	49,542	49,542	1,849	—
Total	$1,100,619	$316,798	$417,159	$30,093	$19,167	$1,049,518		$26,830	$1,254

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $7.
(c)	The rate shown is the current yield as of March 31, 2026.